Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.31804%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,004,694.50

Principal:
Principal Collections	$30,782,457.09
Prepayments in Full	$17,502,997.24
Liquidation Proceeds	$224,319.55
Recoveries	$7,591.39
Sub Total	$48,517,365.27
Collections	$52,522,059.77

Purchase Amounts:
Purchase Amounts Related to Principal	$30,902.51
Purchase Amounts Related to Interest	$76.22
Sub Total	$30,978.73

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,553,038.50

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,553,038.50
Servicing Fee	$1,071,520.09	$1,071,520.09	$0.00	$0.00	$51,481,518.41
Interest - Class A-1 Notes	$320,957.81	$320,957.81	$0.00	$0.00	$51,160,560.60
Interest - Class A-2a Notes	$1,344,021.50	$1,344,021.50	$0.00	$0.00	$49,816,539.10
Interest - Class A-2b Notes	$779,979.20	$779,979.20	$0.00	$0.00	$49,036,559.90
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$47,014,900.07
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$46,683,650.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,683,650.07
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$46,486,908.07
Second Priority Principal Payment	$3,096,514.76	$3,096,514.76	$0.00	$0.00	$43,390,393.31
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$43,248,811.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,248,811.64
Regular Principal Payment	$73,119,373.26	$43,248,811.64	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,553,038.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$3,096,514.76
Regular Principal Payment					$43,248,811.64
Total					$46,345,326.40

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$46,345,326.40	$182.23	$320,957.81	$1.26	$46,666,284.21	$183.49
Class A-2a Notes	$0.00	$0.00	$1,344,021.50	$4.48	$1,344,021.50	$4.48
Class A-2b Notes	$0.00	$0.00	$779,979.20	$4.87	$779,979.20	$4.87
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$46,345,326.40	$35.22	$5,136,192.01	$3.90	$51,481,518.41	$39.12

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$76,215,888.02	0.2996850	$29,870,561.62	0.1174527
Class A-2a Notes	$300,340,000.00	1.0000000	$300,340,000.00	1.0000000
Class A-2b Notes	$160,000,000.00	1.0000000	$160,000,000.00	1.0000000
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$1,137,675,888.02	0.8646399	$1,091,330,561.62	0.8294172

Pool Information
Weighted Average APR	3.808%	3.811%
Weighted Average Remaining Term	51.45	50.66
Number of Receivables Outstanding	41,977	41,020
Pool Balance	$1,285,824,111.95	$1,237,052,455.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,151,925,231.17	$1,108,279,373.26
Pool Factor	0.8739487	0.8407996

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$128,773,081.80
Targeted Overcollateralization Amount	$169,697,285.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$145,721,893.44

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$230,980.50
(Recoveries)		3	$7,591.39
Net Loss for Current Collection Period			$223,389.11
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2085%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0075%
Second Prior Collection Period			0.0501%
Prior Collection Period			0.1206%
Current Collection Period			0.2125%
Four Month Average (Current and Prior Three Collection Periods)			0.0977%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		280	$425,603.00
(Cumulative Recoveries)			$5,346.39
Cumulative Net Loss for All Collection Periods			$420,256.61
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0286%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,520.01
Average Net Loss for Receivables that have experienced a Realized Loss			$1,500.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.53%	171	$6,513,847.92
61-90 Days Delinquent	0.07%	20	$837,525.41
91-120 Days Delinquent	0.01%	3	$134,250.26
Over 120 Days Delinquent	0.00%	1	$37,371.68
Total Delinquent Receivables	0.61%	195	$7,522,995.27

Repossession Inventory:
Repossessed in the Current Collection Period		14	$522,279.33
Total Repossessed Inventory		22	$878,949.07

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0584%
Prior Collection Period			0.0762%
Current Collection Period			0.0585%
Three Month Average			0.0644%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0816%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	5

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	88	$3,663,832.79
2 Months Extended	112	$5,025,670.94
3+ Months Extended	12	$401,588.50

Total Receivables Extended	212	$9,091,092.23
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer